Business Combinations - Issuance of Common Stock Related to Business Combination (Details)	Aug. 02, 2021 shares	Aug. 01, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)	559,731,226		565,031,129	92,547,013
PIPE Shares (in shares)	55,000,000
Business Combination and PIPE shares which converted to Hippo Holding common stock (in shares)	64,488,620
Old Hippo shares, net of repurchase (in shares)	495,242,606
Exchange Ratio	6.95433
Common Class A
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		23,000,000
Old Hippo common stock
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)	9,500,000
Less: Repurchase of common stock (in shares)	(9,500,000)
Reinvent Technology Partners Z | Common Class A
Business Acquisition [Line Items]
Less: Repurchase of common stock (in shares)		(19,261,380)
Stock issued during period, shares, business combination (in shares)		3,738,620
Exchange Ratio		1
Reinvent Technology Partners Z | Reinvent Sponsor Z LLC | Common Class A
Business Acquisition [Line Items]
Stock issued during period, shares, business combination (in shares)	5,750,000